Exhibit 99.1

Verizon Master Trust Series 2021-1 Asset Backed Notes Sample Receivable Agreed-Upon Procedures Report To: Cellco Partnership Verizon ABS II LLC 7 May 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Cellco Partnership
Verizon ABS II LLC
1 Verizon Way
Basking Ridge, New Jersey 07920

Re:	Verizon Master Trust (the “Issuing Entity”) Series 2021-1 Asset Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”), Verizon ABS II LLC (the “Depositor”), RBC Capital Markets, LLC (“RBC Capital Markets”), Barclays Capital Inc. (“Barclays”) and Citigroup Global Markets Inc. (“Citigroup,” together with the Sponsor, Depositor, RBC Capital Markets and Barclays, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “LOANTAPE_MT2021_STRAT.txt” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain device payment plan agreements (the “Statistical Receivables”) as of 5 April 2021 (the “Statistical Cutoff Date”) that are expected to be representative of the Receivables,

b.	A servicing system extraction file labeled “EY Vision info 4-7-2021(2).xlsx” containing:
i.	Tabs:
(1)	Labeled “East Line Info,”
(2)	Labeled “North Line Info,”
(3)	Labeled “West Line Info” and
(4)	Labeled “B2B Line Info”
and the corresponding record layout and decode information, as applicable (the “Vision Files”), that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to the Matching Preliminary Sample Receivables (as defined in Attachment A) and
ii.	Tabs:
(1)	Labeled “East SPOSFO,”
(2)	Labeled “North SPOSFO,”
(3)	Labeled “West SPOSFO” and
(4)	Labeled “B2B SPOSFO”
and the corresponding record layout and decode information, as applicable (the “Vision Extract Files”), that the Sponsor, on behalf of the Depositor, indicated contain insurance indicator information from the Vision System relating to certain Sample Receivables (as defined in Attachment A),
c.
A servicing system extraction file labeled “VZMT 2021-1 EY Random Sample (1000).xlsx” and the corresponding record layout and decode information, as applicable (the “Data Warehouse File”), that the Sponsor, on behalf of the Depositor, indicated contains FICO score information from the Vision System relating to the Sample Receivables,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “Customer Establish Date Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains customer establish date information relating to Sample Receivable Number (as defined in Attachment A) 904,

e.
Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Lines in Service Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains the number of lines in service on account information relating to certain Sample Receivables,

f.
Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Device Payment Plans Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains the number of device payment plans on account information relating to certain Sample Receivables,

g.	Imaged copies of:
i.	The retail installment contract or installment loan agreement (collectively and as applicable, the “Contract”) and
ii.
Certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Contract, Vision Files, Vision Extract Files, Data Warehouse File, Customer Establish Date Schedule, Lines in Service Schedule and Device Payment Plans Schedule, the “Sources”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable,
h.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 May 2021

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 4,000 Statistical Receivables from the Data File (the “Preliminary Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Receivables or the methodology they instructed us to use to select the Preliminary Sample Receivables from the Data File.

2.
For each Preliminary Sample Receivable, we compared the LOAN_NUM (the “Receivable Number”), as shown on the Data File, to the corresponding INSTALL_LOAN_NO, as shown on the Vision Files, and noted that all of the Preliminary Sample Receivables were included on the Vision Files (the “Matching Preliminary Sample Receivables”).

3.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Matching Preliminary Sample Receivables (the “Sample Receivables”) from the Data File.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Data File.  The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the 3,000 Matching Preliminary Sample Receivables that are not Sample Receivables.

For the purpose of the procedures described in this report, the 1,000 Sample Receivables are referred to as Sample Receivable Numbers 1 through 1,000.

4.
For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)	Note(s)

Receivable Number	LOAN_NUM	Contract, Vision Files, Vision Extract Files and Data Warehouse File	i.
Interest rate	INTEREST_RATE	Contract
Original loan amount	INSTALL_LOAN_AMT	(a) Contract or (b) System Screen Shots and recalculation	ii., iii.
Phone cost	LOAN_TAX_BASE_AMT	(a) Contract, (b) System Screen Shots or (c) Contract and recalculation	ii., iv.
Monthly payment amount	LOAN_MONTHLY_PMT_AMT	Contract or System Screen Shots	ii.
Loan first payment amount	LOAN_FIRST_COLL_AMT	Contract or System Screen Shots	ii.
Payment frequency	PAYMENT_FREQUENCY	Contract
Down payment amount	LOAN_DOWN_PMT_AMT	Contract
FICO score	FICO_SCORE	Data Warehouse File	v.
Customer ID	CUST_ID	Vision Files	vi.
Account number	ACCT_NUM	Vision Files	vi.
Customer type	VSN_CUST_TYPE_CD	Vision Files or System Screen Shots	ii., vi.
State	STATE_CODE	Vision Files or System Screen Shots	ii., vi.
Customer establish date	OLDEST_CUST_EST_DT	Vision Files, System Screen Shots or Customer Establish Date Schedule	ii., vi.
Account establish date	ACCT_ESTB_DT	Vision Files	vi.
Date of loan origination	LOAN_CUST_SLS_DT	Vision Files	vi.
Number of lines in service on account	TOTAL_ACTV_LINE_CNT	Vision Files, System Screen Shots or Lines in Service Schedule	ii., vi., vii.

Exhibit 1 to Attachment A

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	(a) Vision Files (b) System Screen Shots and recalculation, (c) Device Payment Plans Schedule and recalculation or (d) Device Payment Plans Schedule, System Screen Shots and recalculation	ii., vi., viii.
Last payment tender type	LAST_PMT_TENDER_DESC	Vision Files or System Screen Shots	ii., vi., ix.
Description of retail outlet	CHANNEL	Vision Files	vi., x.
Original tenure classification	TENURE_CUSTESTB_TO_SLS	(a) Vision Files and recalculation, (b) Vision Files, System Screen Shots and recalculation or (c) Vision Files, Customer Establish Date Schedule and recalculation	xi.
Current loan balance	LOAN_OUTST_BAL_AMT	(a) Vision Files and recalculation or (b) Vision Files, System Screen Shots and recalculation	xii.
Insurance indicator	INSURANCE_IND	Vision Files, Vision Extract Files or System Screen Shots	ii., xiii.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes:  (continued)

ii.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Data File agreed to the corresponding information on at least one such Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information shown on the Sources.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Statistical Cutoff Date.  For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the System Screen Shots that occurred on or prior to the Statistical Cutoff Date.

iii.
For the purpose of comparing the original loan amount Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 959), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the original loan amount Sample Characteristic for Sample Receivable Number 959, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan amount by subtracting the:
a.	Down payment amount from
b.	Phone cost,
both as shown on the System Screen Shots.

iv.
For the purpose of comparing the phone cost Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 959), the Sponsor, on behalf of the Depositor, instructed us to use the total sales price value or retail price value, as applicable, as shown in the Contract, or, if the Contract did not contain the total sales price value or retail price value, to recalculate the phone cost by adding the:

a.	Original loan amount and
b.	Down payment amount,
both as shown in the Contract.

For the purpose of comparing the phone cost Sample Characteristic for Sample Receivable Number 959, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes:  (continued)

v.
For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a FICO score value of “0,” as shown on the Data File, if the corresponding FICO score value, as shown on the Data Warehouse File, was “?.”

vi.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the Vision Files corresponding to the Sample Characteristic, in accordance with the decode table shown below (and in accordance with any other applicable note(s)):

Sample Characteristic	Vision Files Field Name

Customer ID	CUST_ID_NO
Account number	ACCT_NO
Customer type	CUST_TYP_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Account establish date	ESTAB_DT
Date of loan origination	LOAN_CUST_SLS_DT
Number of lines in service on account	ACTIVE_MTNS_QTY
Number of device payments on account	LOANS_PER_CUST
Last payment tender type	PMT_MEDIA_CD
Description of retail outlet	SLS_DIST_CHNL_DSC

vii.
For the purpose of comparing the number of lines in service on account Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 971), the Sponsor, on behalf of the Depositor, instructed us to use the Vision Files, System Screen Shots or Lines in Service Schedule as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the number of lines in service on account Sample Characteristic for Sample Receivable Number 971, the Sponsor, on behalf of the Depositor, instructed us to recalculate the number of lines in service on account by adding the total number of lines in service, as shown on the Lines in Service Schedule, that have a:
a.	LINE_ACT_DT value that is on or prior to 6 April 2021 and
b.	MTN_STATUS_IND value of “A” or “S,”
both as shown on the Lines in Service Schedule.

Exhibit 1 to Attachment A

Notes:  (continued)

viii.
For the purpose of comparing the number of device payments on account Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 883, 893, 896, 905, 915, 919, 931, 962, 964, 966, 967, 971 and 988), the Sponsor, on behalf of the Depositor, instructed us to use the Vision Files, System Screen Shots or Device Payment Plans Schedule as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to recalculate the number of device payments on account as:
a.	The total number of device payments with an agreement status value of “Active,” as shown in the System Screen Shots, or
b.	The total number of device payments, as shown on the Device Payment Plans Schedule, as applicable.

For the purpose of comparing the number of device payments on account Sample Characteristic for Sample Receivable Numbers 883, 893, 896, 905, 915, 919, 931, 962, 964, 966 and 971, the Sponsor, on behalf of the Depositor, instructed us to recalculate number of device payments on account by adding the:
a.	Total number of device payments with an agreement status value of “Active TYS,” as shown in the System Screen Shots, to
b.	Total number of device payments, as shown on the Device Payment Plans Schedule.

For the purpose of comparing the number of device payments on account Sample Characteristic for Sample Receivable Numbers 967 and 988, the Sponsor, on behalf of the Depositor, instructed us to recalculate number of device payments on account by subtracting the:
a.	Total number of device payments with an agreement status value of “Forced Buy-out” or “Cancelled,” as applicable, as shown in the System Screen Shots, from
b.	Total number of device payments, as shown on the Device Payment Plans Schedule.

Exhibit 1 to Attachment A

Notes:  (continued)

ix.	For the purpose of comparing the last payment tender type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement:
a.	With a last payment tender type value of “?,” as shown on the Data File, if the corresponding last payment tender type value, as shown on the applicable Source, was <blank> or
b.	If the last payment tender type value on the Data File agreed to any of the corresponding information in the System Screen Shots
(and in accordance with any other applicable note(s)).

We performed no procedures to reconcile any differences that may exist relating to the information shown in the System Screen Shots.

x.
For the purpose of comparing the description of retail outlet Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spacing (and in accordance with any other applicable note(s)).

xi.	For each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to calculate the tenure (the “Tenure”) as the difference in days between the:
a.	Date of loan origination, as shown on the Vision Files, and
b.	Customer establish date, as shown on the Vision Files, System Screen Shots or Customer Establish Date Schedule, as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original tenure classification value, as shown on the Data File, agreed with the corresponding Tenure value, as calculated in the preceding paragraph(s) of this note, in accordance with the decode table shown below:

Tenure	Data File Value

Less than 210	New
210 to 364	Exist 8-12 Mo
365 to 729	Exist 1-2 Yr
730 to 1,094	Exist 2-3 Yr
1,095 to 1,459	Exist 3-4 Yr
1,460 to 1,824	Exist 4-5 Yr
Greater than 1,824	Exist 5+ Yr

Exhibit 1 to Attachment A

Notes:  (continued)

xii.
For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 996), the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the:

a.	TOT_APPLIED_PMT_AMT from
b.	INSTALL_LOAN_AMT,
both as shown on the Vision Files, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

The Sponsor, on behalf of the Depositor, indicated that the Vision Files contained account activity that occurred after the Statistical Cutoff Date for certain Sample Receivables.  For the purpose of recalculating the current loan balance Sample Characteristics for certain Sample Receivables, the Sponsor, on behalf of the Depositor, instructed us to add the monthly payment amount(s) that occurred after the Statistical Cutoff Date, as shown in the System Screen Shots, to the result obtained above.

For the purpose of comparing the current loan balance Sample Characteristic for Sample Receivable Number 996, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by:
a.	Subtracting the:
(1)	TOT_APPLIED_PMT_AMT from
(2)	INSTALL_LOAN_AMT
both as shown on the Vision Files and
b.	Subtracting $14.65, which the Sponsor, on behalf of the Depositor, indicated was the device tax amount, from the result obtained in a. above.

xiii.
For the purpose of comparing the insurance indicator Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the insurance indicator value, as shown on the Data File, agreed with the corresponding insurance indicator value, as shown on the applicable Source, in accordance with the decode table shown below (and in accordance with any other applicable note(s)):

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.  (continued)

Data File Value	Source Value	Source

Multi-line Insurance
DESC value of:
•    “TOTAL MOBILE PROTECTION MULTI-DEVICE $45,”
•    “TOTAL MOBILE PROTECTION MULTI-DVC FL $45,”
•    “TOTAL MOBILE PROTECTION MULTI-DEVICE ADD,”
•    “TOTAL MOBILE PROTECTION MULTI-DEVICE $39,”
•    “VERIZON PROTECT MULTI-DEVICE $50” or
•    “VERIZON PROTECT MULTI-DEVICE FL $50”

Vision Extract Files
Multi-line Insurance
Description value of:
•    “ALB - TOTAL MOBILE PROTECT MULTI-DVC,”
•    “ALB - Verizon Protect Multi‑DVC,”
•    “ALB TOT MBL PROTECT MD BIZ 3-10,”
•    “ALB TOT MBL PROTECT MD BIZ 11-24” or
•    “ALB TOT MBL PROTECT MD BIZ 25-49”

System Screen Shots
No Insurance	OFFERING_DSC value of <blank>	Vision Files
Line level Insurance
DESC value other than:
•    “TOTAL MOBILE PROTECTION MULTI-DEVICE $45,”
•    “TOTAL MOBILE PROTECTION MULTI-DVC FL $45,”
•    “TOTAL MOBILE PROTECTION MULTI-DEVICE ADD,”
•    “TOTAL MOBILE PROTECTION MULTI-DEVICE $39,”
•    “VERIZON PROTECT MULTI-DEVICE $50” or
•    “VERIZON PROTECT MULTI-DEVICE FL $50”

Vision Extract Files
Line level Insurance
Description value other than:
•    “ALB - TOTAL MOBILE PROTECT MULTI-DVC,”
•    “ALB - Verizon Protect Multi‑DVC,”
•    “ALB TOT MBL PROTECT MD BIZ 3-10,”
•    “ALB TOT MBL PROTECT MD BIZ 11-24” or
•    “ALB TOT MBL PROTECT MD BIZ 25-49”

System Screen Shots
Line level Insurance	OFFERING_DSC value other than <blank>	Vision Files

We performed no procedures to reconcile any differences that may exist relating to the information shown on the Sources.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.